NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 25, 2022	Dec. 20, 2022	Nov. 21, 2022	Nov. 17, 2022	Oct. 21, 2022	Sep. 15, 2022	Sep. 09, 2022	Aug. 10, 2022	Jun. 30, 2022	Apr. 07, 2022	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	May 21, 2021	May 04, 2021	Apr. 30, 2021	Apr. 22, 2021	Apr. 21, 2021	Apr. 16, 2021	Apr. 06, 2021	Mar. 12, 2021
Unamortized Discount	$ 0	$ 0													$ 0
Convertible Notes Payable [Member] | Mike Zaman Irrevocable Trust [Member]
Note Payable			$ 2,000
Interest Rate			12.00%
Pricipal Balance	2,000	2,000
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire [Member]
Note Payable											$ 2,012												$ 9,332
Payment of promissory note										$ 400
Note Payable addition											1,212
Balance											800
Interest Rate																							16.00%
Monthly Installments																							$ 5,421
Mohammad Sadrolashrafi [Member] | Convertible Notes Payable [Member]
Note Payable									$ 5,000
Interest Rate									12.00%
Pricipal Balance		0
April 7, 2022 [Member] | Jamie Hadfield [Member] | Convertible Promissory Note [Member]
Note Payable												$ 10,000
Interest Rate												12.00%
Pricipal Balance	10,000	$ 10,000
November 17, 2022 [Member] | Convertible Promissory Note [Member] | Mohammad Sadrolashrafi [Member]
Interest Rate		12.00%
November 17, 2022 [Member] | Convertible Notes Payable [Member] | Mohammad Sadrolashrafi [Member]
Note Payable						$ 5,000
Interest Rate						12.00%
Pricipal Balance	5,000	$ 2,000
April 6, 2021 [Member] | Convertible Promissory Note [Member] | Willy A. Saint-Hilaire [Member]
Note Payable																						$ 2,500
Payment of promissory note				$ 400	$ 400		$ 400	$ 400
Interest Rate																						12.00%
Pricipal Balance	900	900
April 16, 2021 [Member] | Convertible Promissory Note [Member] | Willy A. Saint-Hilaire [Member]
Note Payable																					$ 1,518
Interest Rate																					12.00%
Pricipal Balance	1,518	1,518
April 21, 2021 [Member] | Convertible Promissory Note [Member] | Willy A. Saint-Hilaire [Member]
Note Payable																				$ 1,109
Interest Rate																				12.00%
Pricipal Balance	800	1,110
April 22, 2021 [Member] | Shahram Khial [Member] | Convertible Promissory Note [Member]
Note Payable																			$ 3,500
Interest Rate																			12.00%
Pricipal Balance		0
April 30, 2021 [Member] | Convertible Promissory Note [Member] | Willy A. Saint-Hilaire [Member]
Note Payable																		$ 2,750
Interest Rate																		15.15%
Pricipal Balance	2,750	2,750
May 4, 2021 [Member] | Convertible Promissory Note [Member] | Willy A. Saint-Hilaire [Member]
Note Payable																	$ 750
Interest Rate																	15.15%
Pricipal Balance	750	750
May 21, 2021 [Member] | Convertible Promissory Note [Member] | Willy A. Saint-Hilaire [Member]
Note Payable																$ 7,280
Note Payable addition													$ 300
Balance		4,600									$ 4,600
Pricipal Balance		0											$ 4,900
February 28, 2022 [Member] | Convertible Promissory Note [Member] | Willy A. Saint-Hilaire [Member]
Note Payable														$ 4,500
Interest Rate								12.00%						0.00%
Pricipal Balance	4,500	$ 4,500
January 23, 2023 [Member] | Convertible Notes Payable [Member] | Mike Zaman Irrevocable Trust [Member]
Note Payable	$ 2,500
Interest Rate	12.00%
Pricipal Balance	$ 2,500
January 31, 2023 [Member] | Convertible Notes Payable [Member] | Mike Zaman Irrevocable Trust [Member]
Note Payable	$ 1,000
Interest Rate	12.00%
Pricipal Balance	$ 1,000
February 14, 2023 [Member] | Convertible Notes Payable [Member] | Mike Zaman Irrevocable Trust [Member]
Note Payable	$ 10,000
Interest Rate	12.00%
Pricipal Balance	$ 10,000
March 23, 2023 [Member] | Convertible Notes Payable [Member] | Mike Zaman Irrevocable Trust [Member]
Note Payable	$ 18,000
Interest Rate	12.00%
Pricipal Balance	$ 18,000
January 11, 2023 [Member] | Convertible Promissory Note [Member] | Mike Jaman [Member]
Note Payable	$ 1,100
Interest Rate	12.00%
Pricipal Balance	$ 1,100
May 08, 2023 [Member] | Convertible Notes Payable [Member] | Mike Zaman Irrevocable Trust [Member]
Note Payable	$ 5,800
Interest Rate	12.00%
Pricipal Balance	$ 5,800
June 20, 2023 [Member] | Convertible Notes Payable [Member] | Mike Zaman Irrevocable Trust [Member]
Note Payable	$ 3,000
Interest Rate	12.00%
Pricipal Balance	$ 3,000
June 02, 2023 [Member] | Convertible Notes Payable [Member] | Mike Zaman Irrevocable Trust [Member]
Note Payable	$ 2,500
Interest Rate	12.00%
Pricipal Balance	$ 2,500